INVESTMENT IN ASSOCIATE DISCLOSURE: Schedule of details of investment in an associate (Tables)	12 Months Ended
Mar. 31, 2018
Tables/Schedules
Schedule of details of investment in an associate

As at March 31,	2018	2017
	in 000'$	in 000'$
Stimunity S.A.S.	681	--

Principal activity	Biotechnology	--
Place of incorporation and principal place of business	Paris, France	--
Proportion of voting rights held	27%	--